SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of Options Exercised) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
The intrinsic value of options exercised	$ 40,314	$ 15,374	$ 3,680
The original fair value of options exercised	$ 16,711	$ 3,721	$ 2,661